SIGNIFICANT CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of operating segments [Table Text Block]
	December 31,	December 31,	December 31,
	2018	2017	2016
Customer A	$6,158,718	$2,934,404	$2,511,850
Customer B	$1,524,550	$896,965	$2,107,426